Commitments and Contingencies	12 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies

19.	COMMITMENTS AND CONTINGENCIES

(a)        Non-cancellable Advertising Fee and Operating Lease Commitments

The Group has entered into non-cancellable advertising service contracts with advertising suppliers and outstanding operating leases commitments for certain offices under non-cancellable leases. Future minimum payments with respect to these agreements as of June 30, 2016 are as follows:

	Advertising Commitments	Operating Leases	Total
	RMB	RMB	RMB
2017	162	64,272	64,434
2018	-	52,712	52,712
2019	-	40,879	40,879
2020	-	10,178	10,178
2021 and thereafter	-	3,778	3,778
	162	171,819	171,981

Rental expenses for the years ended June 30, 2014, 2015 and 2016 amounted to RMB42,177, RMB53,742 and RMB60,377, respectively.

(b)       Other Commitments

In March 2016, Beijing Wangpin entered into a donation agreement with China Children and Teenagers' Foundation to sponsor a program to assist university students in their job seeking or starting their own business. It was kicked-off in March 2016 and is expected to last until February 2018. The total amount of the donation agreed is RMB10,000, of which RMB4,500 was paid by Beijing Wangpin in March 2016. As of June 30, 2016, it is yet to be determined when the remaining donation amounting to RMB5,500 will be made, and it is subject to further discussion between Beijing Wangpin and China Children and Teenagers' Foundation.

(c)       Contingencies

Pursuant to the PRC Regulations on the Administration of Talents Market, companies that purport to engage in human resources related services need to obtain a human resources service license. As of June 30, 2016, three branches of Beijing Wangpin have been conducting human resources related services without the human resources service license and may be ordered to cease operations and a fine of up to RMB30 per entity may be imposed, by local human resources bureaus. If these entities were ordered to cease operations, this would have a material adverse impact on the operations of the Group. For periods presented, the Group has not been subject to any fines nor has any entity been ordered to cease operations. The Group is in the process of remediating such non-compliance and has not provided for any contingent liabilities as it does not believe any loss is probable and estimable.

The Group has no material contingent liabilities outstanding as at June 30, 2016.